Note 12 - Receivables - Non Current - Components of Receivables Non Current (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Statement Line Items [Line Items]
Receivables from related parties	$ 58,128	$ 88,595
Receivable Venezuelan subsidiaries	48,659	27,075
Tax credits	16,025	29,404
Legal deposits	12,446	13,568
Employee advances and loans	3,740	5,891
Advances to suppliers and other advances	7,592	12,443
Others	5,263	6,353
Non-current derivative financial assets	52
Government entities		641
	151,905	183,970
Allowances for doubtful accounts (see Note 21 (i))		(641)
	$ 151,905	$ 183,329